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                                                                   THE HARTFORD





August 1, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Eleven ("Registrant")
      Premier Solutions (Standard - Series II)
      File No. 333-72042

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus Supplement that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 20, 2005.

If you have any additional questions, please feel free to contact me at (860) 843-8425.

Sincerely,

/s/ Brent Jones

Brent Jones
Paralegal